Acquisition of Nimbus - Schedule of Allocation of the Purchase Price (Details) - Acquisition of Nimbus [Member] $ in Thousands	Jan. 15, 2026 USD ($)
Schedule of Allocation of the Purchase Price [Line Items]
Working capital	$ 21
Long terms assets	2
Long term liabilities	(84)
Goodwill	15,359
Total consideration transferred	$ 15,298